SECURED PROMISSORY NOTE (Details Narrative) - USD ($)				4 Months Ended
	Aug. 31, 2023	Dec. 30, 2022	Sep. 02, 2022	Dec. 31, 2022	Dec. 20, 2022	Oct. 13, 2022
Debt Instrument, Face Amount			$ 200,000			$ 25,000
Debt Instrument, Term			1 year
Debt Instrument, Maturity Date			Sep. 02, 2023
Debt Instrument, Interest Rate, Stated Percentage			12.00%		12.00%	7.50%
Debt Instrument, Maturity Date, Description				November 30, 2022
Interest Receivable				$ 8,000
Repayments of Notes Payable		$ 200,000
Forecast [Member]
Debt Instrument, Periodic Payment, Interest	$ 6,000